Bank Loans (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Bank Loans (Details) [Line Items]
Bank loans due amount					$ 4,913,557
Terms of long term bank loans					30 years
Interest rate					2.50%
Revolving credit line					$ 5,493,475
Bank loans, description			Bank loans of $4,809,065 represented the amount due to one financial institution in Hong Kong that is repayable in a term of 30 years, with 360 monthly installments and interest charged at the annual rate of 2.5% lower than its best lending rate. Another loan of $670,377 is due to one financial institution in Hong Kong and is repayable in a term of 10 years, with 120 monthly installments and interest charged at the annual rate of 2.75% of its best lending rate. We have a revolving credit line of $5,265,610 that is expected to be repaid in the next twelve months and interest is charged at the rate of 1.63% per annum over the Hong Kong Dollar Best Lending Rate.
Hong Kong [Member]
Bank Loans (Details) [Line Items]
Charged interest percentage rate					1.63%
Bank Loans [Member]
Bank Loans (Details) [Line Items]
Interest related to bank loans	$ 69,621	$ 58,524	$ 156,015	$ 168,631	$ 206,747	$ 263,369